Commitments and Contingencies (Details) - BCP QUALTEK HOLDCO, LLC $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities :
2021	$ 9,673
2022	8,048
2023	5,807
2024	3,534
2025	1,689
Thereafter	6,468
Total	$ 35,219